Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

The effects of temporary differences that gave rise to significant portions of deferred tax assets at December 31, 2011 and 2010 are approximately as follows:

	December 31, 2011	December 31, 2010

Net operating loss carry forward	$6,061,000	$1,986,000
Amortization of debt discount and debt issue costs	1,465,000	465,000
Stock options and warrants	971,000	0
Bad debt	73,000	44,000
Valuation allowance	(8,570,000)	(2,495,000)
Net deferred tax asset	$-	$-

Tax Expense Differences From Expected Tax Enpense [Table Text Block]

The Company’s tax expense differs from the “expected” tax expense for the years ended December 31, 2011 and 2010, (computed by applying the Federal Corporate tax rate of 34% to loss before taxes and 4.63% for Colorado State Corporate Taxes, the blended rate used was 37.1%), are approximately as follows:

	December 31, 2011	December 31, 2010
Federal tax benefit at statutory rate	$(7,916,000)	$(6,216,000)
State tax benefit – net of federal tax effect	(501,000)	(888,000)
Derivative expense	1,625,000	35,000
Change in fair value of derivative liability	(1,755,000)	55,000
Loss on settlement of accounts payable	1,313,000	161,000
Non-deductible stock compensation	1,091,000	4,354,000
Other non-deductible expenses	68,000	4,000
Change in valuation allowance	6,075,000	2,495,000
Income tax benefit	$-	$-